Income Taxes (Details) - Schedule of Provision (Benefit) for Income Taxes ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Schedule of Provision (Benefit) for Income Taxes [Line Items]
Current tax expense	[1]	₨ 707	$ 8.6	₨ 485	₨ 242
Withholding tax on interest on Inter-Company debt related to green bonds		342	4.2	367	384
Total		2,663	32.4	1,316	296
Deferred Income Tax Charge [Member]
Schedule of Provision (Benefit) for Income Taxes [Line Items]
Deferred income tax (benefit)/expense		₨ 1,614	$ 19.6	₨ 464	₨ (330)

[1]	Current tax on profit before tax. Current tax includes reversal of INR 78 million (US$1.0 million) for tax adjustment relating to earlier years